Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities

8.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2019	December 31, 2018
Trade accounts payable and accrued liabilities	$118.3	$117.6
Royalties payable	4.4	4.8
Share-based compensation liability	3.8	1.6
Current portion of equipment financing obligations	0.8	2.6
Derivative liabilities (note 15)	—	5.3
	$127.3	$131.9